FINANCIAL RISK MANAGEMENT - Disclosure of impact on earnings after tax and equity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	$ (4,223)	$ (4,467)
Senior secured notes [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	(3,444)	(3,941)
Lease liabilities [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	(358)	(189)
Lease related obligations [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	0	0
Gibraltar equipment loans [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	(421)	(337)
Cash and equivalents [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Cash flow sensitivity for variable-rate instruments	$ 1,206	$ 689